Summary of Material Accounting Policies (Narrative) (Details)	12 Months Ended
Oct. 31, 2025
Disclosure of initial application of standards or interpretations [line items]
Share options period	five years
Employee Stock Options [Member]
Disclosure of initial application of standards or interpretations [line items]
Share options period	The cost of the share options is based on the fair value estimated at the grant date and is recognized as compensation expense and contributed surplus over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period in addition to a period prior to the grant date. For the Bank’s share options, this period is generally equal to five years. When options are exercised, the amount initially recognized in the contributed surplus balance is reduced, with a corresponding increase in common shares.
Non Retail Exposures [Member]
Disclosure of initial application of standards or interpretations [line items]
Borrowings interest rate basis	9
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Significant influence, percentage of voting rights	20.00%
Estimated useful lives of intangible assets	4 years
Bottom of range [member] | Computer software [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of intangible assets	3 years
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Significant influence, percentage of voting rights	50.00%
Significant influence, voting rights and influence over financial and operating policy-making processes, percentage of voting rights	20.00%
Estimated useful lives of intangible assets	15 years
Short-term leases lease term	12 months
Top of range [member] | Computer software [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of intangible assets	7 years